Depreciation, Amortization, and Impairment (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Depreciation and amortization
Depreciation of property, plant, and equipment	$ (52,855)	$ (54,987)	$ (55,623)
Amortization of Intangible assets	(26,348)	(24,293)	(22,200)
Depreciation right of use assets	(26,889)
Total depreciation and amortization	(106,092)	(79,280)	(77,823)
Impairment of property, plant, and equipment	(1,013)	(39)	(354)
Impairment of right of use assets	(1,713)
Impairment of intangibles			(5,290)
Total impairment	(2,726)	(39)	(5,644)
Total	$ (108,818)	$ (79,319)	$ (83,467)